Schedule of Property, Plant and Equipment (Details) (EUR €) In Thousands, unless otherwise specified					12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Equipment [Member]	Dec. 31, 2012 Equipment [Member]	Dec. 31, 2013 Equipment [Member] Maximum [Member]	Dec. 31, 2013 Equipment [Member] Minimum [Member]	Dec. 31, 2013 Furniture and Fixtures [Member]	Dec. 31, 2012 Furniture and Fixtures [Member]	Dec. 31, 2013 Furniture and Fixtures [Member] Maximum [Member]	Dec. 31, 2013 Furniture and Fixtures [Member] Minimum [Member]	Dec. 31, 2013 Leaseholds and Leasehold Improvements [Member] Maximum [Member]
Total gross value	€ 10,817	€ 11,018	€ 7,984	€ 8,097			€ 2,833	€ 2,921
Less: accumulated depreciation and amortization	(9,162)	(8,984)
Total	€ 1,655	€ 2,035
Property, Plant and Equipment, Useful Life					10 years	3 years			10 years	2 years	10 years